Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Number and average number of employees
Permanent employees	31,112	31,020	30,600
Non-permanent employees	317	250	300
Total number of employees	31,429	31,270	30,900
Mining
Number and average number of employees
Total number of employees	7,402	7,471	7,483
Exploration And Production International
Number and average number of employees
Total number of employees	419	430	416
Energy
Number and average number of employees
Total number of employees	5,118	5,069	5,008
Base Chemicals
Number and average number of employees
Total number of employees	8,090	7,724	7,438
Performance Chemicals
Number and average number of employees
Total number of employees	5,667	5,600	5,435
Group Functions
Number and average number of employees
Total number of employees	4,733	4,976	5,120